Equity (Details) - Schedule of Warrant Activity - Warrant [Member] - $ / shares			3 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Outstanding, Balance	1,705,000	165,000	1,705,000	1,705,000	1,705,000
Weighted Average Exercise Price, Options outstanding ending balance (in Dollars per share)	$ 1.25	$ 1.25	$ 0.01	$ 1.25	$ 1.25
Weighted Average Remaining Term, Options outstanding ending balance	3 years 4 months 2 days	4 years 4 months 24 days	3 years 1 month 2 days	3 years 4 months 2 days	4 years 4 months 2 days
Shares, Warrants exercisable	1,705,000			1,705,000
Weighted Average Exercise Price, Warrants exercisable (in Dollars per share)	$ 1.25			$ 1.25
Weighted Average Remaining Term, Warrants exercisable				3 years 4 months 2 days
Shares, Issued					1,540,000
Weighted Average Exercise Price, Issued (in Dollars per share)					$ 1.25
Weighted Average Remaining Term, Issued					5 years
Shares, Exercised
Weighted Average Exercise Price, Exercised (in Dollars per share)
Shares, Expired
Weighted Average Exercise Price, Expired (in Dollars per share)